Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.
	As of September 30, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$119,736	$-	$119,736
Foreign currency derivative contracts	-	62	-	62

Total financial assets	$-	$119,798	$-	$119,798

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$85,354	$-	$85,354
Foreign currency derivative contracts	-	-	-	-

Total financial assets	$-	$85,354	$-	$85,354